Allowance for expected credit losses - Disclosure of movement in expected credit loss allowance (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Allowance for expected credit losses | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	£ 3,481	£ 3,630	£ 4,084
Write-offs and other1 £m	(521)	(480)	(554)
Income statement charge (credit) £m	442	331	100
Net ECL increase (decrease) £m	(79)	(149)	(454)
Closing ECL	3,402	3,481	3,630
Allowance for expected credit losses | UK mortgages | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	852	971	1,115
Write-offs and other1 £m	(10)	(44)	(25)
Income statement charge (credit) £m	(133)	(75)	(119)
Net ECL increase (decrease) £m	(143)	(119)	(144)
Closing ECL	709	852	971
Allowance for expected credit losses | Securitised legacy retail mortgages | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Write-offs and other1 £m		(33)	(20)
Allowance for expected credit losses | Credit cards | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	674	700	810
Write-offs and other1 £m	(215)	(181)	(225)
Income statement charge (credit) £m	200	155	115
Net ECL increase (decrease) £m	(15)	(26)	(110)
Closing ECL	659	674	700
Allowance for expected credit losses | Retail – other | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	950	942	945
Write-offs and other1 £m	(215)	(175)	(201)
Income statement charge (credit) £m	275	183	198
Net ECL increase (decrease) £m	60	8	(3)
Closing ECL	1,010	950	942
Allowance for expected credit losses | Total Retail | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	2,476	2,613	2,870
Write-offs and other1 £m	(440)	(400)	(451)
Income statement charge (credit) £m	342	263	194
Net ECL increase (decrease) £m	(98)	(137)	(257)
Closing ECL	2,378	2,476	2,613
Allowance for expected credit losses | Commercial Banking £m | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	989	999	1,182
Write-offs and other1 £m	(80)	(79)	(100)
Income statement charge (credit) £m	100	69	(83)
Net ECL increase (decrease) £m	20	(10)	(183)
Closing ECL	1,009	989	999
Allowance for expected credit losses | Other | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	16	18	32
Write-offs and other1 £m	(1)	(1)	(3)
Income statement charge (credit) £m	0	(1)	(11)
Net ECL increase (decrease) £m	(1)	(2)	(14)
Closing ECL	15	16	18
Gross carrying amount | Securitised legacy retail mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	£ (1,000)	(1,000)
Closing ECL		£ (1,000)	£ (1,000)